Cover	Aug. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2025
Current Fiscal Year End Date	--01-31
Entity File Number	000-40854
Entity Registrant Name	Nutriband Inc.
Entity Central Index Key	0001676047
Entity Tax Identification Number	81-1118176
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	121 S. Orange Ave. Suite 1500
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	407
Local Phone Number	377-6695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	NTRB
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	NTRBW
Security Exchange Name	NASDAQ